SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Operating Lease Liabilities And Right Of Use Assets
Current portion	$ 768,544	$ 362,720
Long term portion	554,366	298,961
Total operating lease liabilities	$ 1,322,910	$ 661,681